Fair Value of Financial Instruments (Tables)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Quoted Prices	Significant	Significant
	in Active	Observable	Unobservable	Balance,
	Market	Inputs	Inputs	February 28,
	(Level 1)	(Level 2)	(Level 3)	2013
Cash and cash equivalents	$53,352	$-	$-	$53,352
Derivative liability	-	-	(244,891)	(244,891)

	$53,352	$-	$(244,891)	$(191,539)

	Quoted Prices	Significant	Significant
	in Active	Observable	Unobservable	Balance,
	Market	Inputs	Inputs	February 29,
	(Level 1)	(Level 2)	(Level 3)	2012

Cash and cash equivalents	$1,189,539	$-	$-	$1,189,539
Derivative liability	-	-	(263,143)	(263,143)

	$1,189,539	$-	$(263,143)	$926,396